Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 668,875	$ 636,394
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets	[1]	668,808	636,256
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 67	$ 138

[1]	Composed of property, plant and equipment and intangible assets.